Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
As of period start	$ 0	$ 10,642	$ 0
Reclassification of investment at loss of significant influence			(111,661)
Share of associate loss recorded to long-term interest		23,006
As of period end	0	0	10,642
Karuna [Member]
Disclosure of associates [Line Items]
Investment upon initial public offering			118,006
Group's share in net income (losses) - limited to net investment amount			(6,345)
Gelesis [Member]
Disclosure of associates [Line Items]
As of period start	0
Cash investment in Associate			16,444
Group's share in net income (losses) - limited to net investment amount	(73,703)	(34,117)	37,136
Impairment of investment	(37,495)	(42,702)	$ (42,938)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax		469
Share of associate loss recorded to long-term interest	73,703	23,000
As of period end	$ 0	$ 0